Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 2
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
PGIM QMA Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PGIM QMA EMERGING MARKETS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE<br/><br/> Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries.

The Fund defines emerging markets countries as countries that are classified by MSCI as emerging markets.

A company is considered to be an emerging market company if it satisfies at least one of the following criteria:
  its securities are traded principally on stock exchanges in one or more emerging market countries;
  it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more emerging market countries;
  it maintains 50% or more of its assets in one or more emerging market countries;
  it is organized under the laws of an emerging market country; or
  its principal executive office is located in an emerging market country.
The Fund may invest in securities of issuers of any market capitalization size. The Fund may invest a large portion of its assets in a single country or region. The Fund is not sponsored by or affiliated with Morgan Stanley Capital International (MSCI).

The Fund may invest in equity and equity-related securities (which include but are not limited to, common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, structured securities including participation notes (P-Notes) and structured notes (S-Notes), depositary receipts, and other instruments whose value is based on common stock, such as rights and warrants) and derivatives.

In determining which securities to buy and sell, the subadviser employs an active, bottom-up, systematic stock selection process based on fundamentals. At the core of the subadviser’s stock selection process is an adaptive model that evaluates stocks differently based on their growth expectations. The subadviser’s investment process allows it to focus on fundamental metrics of companies, including valuation, growth, financial momentum and quality. The subadviser evaluates all stocks in the emerging markets universe daily. The emerging markets universe refers to the MSCI Emerging Market Standard Index constituents (including American Depositary Receipts/Global Depositary Receipts whose underlyings are index constituents) defined by MSCI.

The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Country Risk. Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fund of Funds Risk. The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Model Design and Implementation Risks. The design of Quantitative Management Associates LLC (QMA)'s underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Concentration Risk. To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class R6 Shares)<sup>1</sup>
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
12.01%	1st Quarter 2017	-9.40%	4th Quarter 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — Class R6 Shares % (as of 12-31-18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PGIM QMA Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Exchange fee	rr_ExchangeFeeOverRedemption	none	[1]
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	807
10 Years	rr_ExpenseExampleYear10	1,806
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	453
5 Years	rr_ExpenseExampleNoRedemptionYear05	807
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
2017	rr_AnnualReturn2017	37.35%	[3]
2018	rr_AnnualReturn2018	(16.59%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.40%)
One Year	rr_AverageAnnualReturnYear01	(16.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
PGIM QMA Emerging Markets Equity Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
PGIM QMA Emerging Markets Equity Fund | Return After Taxes on Distribution and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
PGIM QMA Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%	[4]
PGIM QMA Emerging Markets Equity Fund | Lipper Emerging Markets Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[4]

[1]	Formerly known as Class Q.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Trustees.
[3]	Without the contractual expense limitation, the annual returns would have been lower.
[4]	Since Inception returns for the Index and Lipper Average are determined from the closest month-end to the Fund's inception date.